SHARE CAPITAL	3 Months Ended
Mar. 31, 2023
SHARE CAPITAL

NOTE 11 – SHARE CAPITAL

Authorized

Unlimited number of common shares without par value.

Issued

As at March 31, 2023 37,892,659 common shares were issued and outstanding.

During the three months ended March 31, 2023

On January 3, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.

During the three months ended March 31, 2022

On January 13, 2022, the Company completed a non-brokered private placement financing wherein it raised $122,950 through the issuance of 40,983 common shares at a price of $3.00 per share.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 11 – SHARE CAPITAL (continued)

Stock options

The Company has a stock option plan to grant incentive stock options to directors, officers, employees and consultants. Under the plan, the aggregate number of common shares that may be subject to option at any one time may not exceed 10% of the issued common shares of the Company as of that date, including options granted prior to the adoption of the plan. The exercise price of these options is not less than the Company’s closing market price on the day prior to the grant of the options less the applicable discount permitted by the CSE. Options granted may not exceed a term of five years.

A summary of the stock options outstanding for the three months ended March 31, 2023 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	-	-
Granted during the period	895,000	1.16
Exercised during the period	(290,000)	$0.82
Granted during the period	10,000	$6.20
Outstanding at March 31, 2023 and December 31, 2022	615,000	$1.41
Exercisable at December 31, 2022	612,500	$1.39

Exercisable at March 31, 2023	615,000	$1.41

Additional information regarding stock options outstanding as of March 31, 2023, is as follows:

Outstanding		Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price

250,000	3.00	$0.82	250,000	$0.82
240,000	3.25	$1.22	240,000	$1.22
115,000	3.58	$2.65	115,000	$2.65
10,000	4.25	$6.20	10,000	$6.20

615,000	3.23	$1.41	615,000	$1.41

During the year ended December 31, 2021, there were 780,000 stock options granted to the directors and officers of the Company with an exercise price of $0.82 per share. The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter. In addition, 240,000 stock options were granted to a director of the Company with an exercise price of $1.22 per share and 115,000 stock options were granted to a director of the Company with an exercise price of $2.65 per share.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 11 – SHARE CAPITAL (continued)

During the year ended December 31, 2022, there were 10,000 stock options granted to a director of the Company with an exercise price of $6.20 per share and 290,000 stock options were exercised to shares.

As at December 31, 2022, 612,500 of these stock options were vested (March 31, 2023 – 615,000). During the year ended December 31, 2021, the Company recorded $550,517 in share-based payment expense. During the year ended December 31, 2022, the Company recorded $153,909 in share-based payment expense.

During the period ended March 31, 2023, the Company recorded $2,566 in share-based payment expense.

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2023	2022
Weighted average fair value of options granted	$-	$3.96
Risk-free interest rate	-	3.56%
Estimated life (in years)	-	5
Expected volatility	-	75.91%
Expected dividend yield	-	0%